Other Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Other Liabilities
Schedule of other accrued expenses
	March 31, 2013	December 31, 2012
Professional fees	$3,506	$3,560
Accrued interest	13,446	6,226
Occupancy expense	1,864	2,108
Technology expense	2,131	1,841
Forward exchange contracts	1,162	204
Value added and sales tax	3,181	1,547
Other accrued expenses	8,850	5,191
	$34,140	$20,677

	December 31, 2012	December 31, 2011
Professional fees	$3,560	$4,364
Accrued interest	6,226	5,963
Occupancy expense	2,108	1,879
Technology expense	1,841	2,623
Forward exchange contracts	204	3,605
Other accrued expenses	6,738	9,995

	$20,677	$28,429

Summary of other liabilities
	March 31, 2013	December 31, 2012
Lease exit liability	$1,067	$1,704
Deferred revenue	582	1,512
Market lease reserves	768	946
Other	4,649	1,225
Total other current liabilities	$7,066	$5,387

	December 31, 2012	December 31, 2011
Lease exit liability	$1,704	$1,083
Deferred revenue	1,512	1,397
Market lease reserves	946	1,639
Other	1,225	2,132

Total other current liabilities	$5,387	$6,251

Schedule of other long-term liabilities

	March 31, 2013	December 31, 2012
Deferred rent	$4,417	$4,415
Accrued income taxes	11,600	11,143
Market lease reserves	126	61
Asset retirement obligation	3,532	—
Other	1,557	334
Total other long-term liabilities	$21,232	$15,953

	December 31, 2012	December 31, 2011
Deferred rent	$4,415	$1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755

Total other long-term liabilities	$15,953	$13,817